Profit Before Income Tax Expenses - Schedule of Profit Before Income Tax Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Staff costs
Salaries and other benefits	$ 518	$ 444	$ 439
Staff welfare	1		1
Defined contribution retirement plan contributions	90	89	94
Total income tax expenses	609	533	534
Other items:
Depreciation of property, plant and equipment	1,091	1,091	919
Depreciation of right-of-use assets	17	20	20
Directors’ remuneration	72	46	17
Expense for listing on Hong Kong Stock Exchange			69
Expense for listing on Nasdaq Stock Exchange	$ 708	$ 731